ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of administrative expenses

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Salaries and benefits	-	32	341
Office and miscellaneous[1]	1,102	978	637
Rent, building management fees and rates	235	253	407
Professional fees	392	1,823	3,109
Depreciation – property, plant and equipment (Note 10)	883	833	764
Depreciation – right-of-use assets (Note 11)	973	973	730
Bank charges	20	51	35
Others	38	30	24

Total administrative expenses	3,643	4,973	6,047

[1] Office and miscellaneous mainly represent office supplies, insurance, recruitment expense, travelling, entertainment and sundry expenses.